Goodwill and intangible assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	€ 7,027	€ 7,956
Impairment charges		(200)
Intangible assets and goodwill at end of period	€ 7,051	€ 7,027
Zyzyx
Changes in intangible assets and goodwill
Proportion of ownership interest in subsidiary	100.00%
Elenion Technologies
Changes in intangible assets and goodwill
Proportion of ownership interest in subsidiary		100.00%
Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	€ 15,369	€ 15,901
Translation differences	632	(690)
Additions	15	39
Acquisitions through business combinations	87	150
Disposals and retirements	(52)	(31)
Intangible assets and goodwill at end of period	16,051	15,369
Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(8,342)	(7,945)
Translation differences	(256)	256
Impairment charges		(209)
Disposals and retirements	47	28
Amortization	(449)	(472)
Intangible assets and goodwill at end of period	(9,000)	(8,342)
Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	5,074	5,527
Intangible assets and goodwill at end of period	5,431	5,074
Goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	6,182	6,435
Translation differences	307	(331)
Acquisitions through business combinations	63	78
Intangible assets and goodwill at end of period	6,552	6,182
Goodwill | Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(1,108)	(908)
Translation differences	(13)
Impairment charges		(200)
Intangible assets and goodwill at end of period	(1,121)	(1,108)
Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	1,953	2,429
Intangible assets and goodwill at end of period	1,620	1,953
Intangible assets other than goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	9,187	9,466
Translation differences	325	(359)
Additions	15	39
Acquisitions through business combinations	24	72
Disposals and retirements	(52)	(31)
Intangible assets and goodwill at end of period	9,499	9,187
Intangible assets other than goodwill | Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(7,234)	(7,037)
Translation differences	(243)	256
Impairment charges		(9)
Disposals and retirements	47	28
Amortization	(449)	(472)
Intangible assets and goodwill at end of period	€ (7,879)	€ (7,234)